13. REIMBURSEMENT OF TARIFF SUBSIDIES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Energy Development Account [line items]
Subsidies revenue recognized	R$ 1,057	R$ 1,097	R$ 953
Ceming GT [member]
Disclosure Of Energy Development Account [line items]
Current subsidy receivable	6	3
Cemig D [member]
Disclosure Of Energy Development Account [line items]
Current subsidy receivable	R$ 88	R$ 94